Subsequent Events (Details) - Forecast [Member]	4 Months Ended
Oct. 31, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Interest of loan	1.50%
Total loan payments	$ 5,100,000
Repaid amount	78,447
Loans Receivable [Member]
Subsequent Events (Details) [Line Items]
Repaid amount	$ 2,800,000